Putnam VT Capital Opportunities Fund	Total
Risk/Return:
Supplement Text

Prospectus Supplement	March 21, 2017

Putnam VT Capital Opportunities Fund
Prospectus dated April 30, 2016

Effective March 31, 2017, the sub-section “Average annual total returns” in the section Investments, risks, and performance under the Fund summary section is deleted in its entirety and replaced with the following:

Average annual total returns
(for periods ending 12/31/15)

Share class	1 year	5 years	10 years

Class IA	-7.37%	7.59%	6.41%

Class IB	-7.61%	7.33%	6.14%

Russell 2500 Index* (no deduction for fees or expenses)	-2.90%	10.32%	7.56%

* Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell ® is a trademark of Frank Russell Company.

As of March 31, 2017, the Russell 2500 Index (an unmanaged index of 2,500 small and midsize companies in the Russell 3000 Index) replaced the Russell 2000 Index (an unmanaged index of 2,000 small companies in the Russell 3000 Index) as the benchmark for this fund because, in Putnam Investment Management, LLC’s opinion, the securities tracked by this index more accurately reflect the types of securities that generally will be held by the fund. The average annual total returns of the Russell 2000 Index for the one-, five-, and ten-year periods ended on December 31, 2015 were -4.41%, 9.19%, and 6.80%, respectively.

Effective March 31, 2017, the sub-section Your fund’s management in the section Fund summary is replaced in its entirety with the following:

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Kathryn Lakin, Co-Director of Equity Research, portfolio manager of the fund since 2017

Samuel Cox, Co-Director of Equity Research, portfolio manager of the fund since 2017

Josh Fillman, Portfolio Manager, Analyst, portfolio manager of the fund since 2017

Elizabeth McGuire, Portfolio Manager, Analyst, portfolio manager of the fund since 2017

William Rives, Portfolio Manager, Analyst, portfolio manager of the fund since 2017

Sub-advisor

Putnam Investments Limited*

* Though the investment advisor has retained the services of Putnam Investments Limited (“PIL”), PIL does not currently manage any assets of the fund.

306012 3/17

Effective March 31, 2017, the following replaces similar disclosure in the sub-section The fund’s investment manager – Portfolio manager in the section Who oversees and manages the fund?:

• Portfolio managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of the fund’s portfolio.

	Joined
Portfolio managers	fund	Employer	Positions over past five years

Kathryn Lakin	2017	Putnam Management	Co-Director of Equity Research
		2012–Present	Previously, Assistant Director,
			Global Equity Research

		Fidelity Investments	Analyst
		2008–2012

Samuel Cox	2017	Putnam Management	Co-Director of Equity Research
		2014–Present	Previously, Analyst

		Fidelity Institutional Management	Equity Analyst
		(f/k/a Pyramis Global Advisors)
		2010–2014

Joshua Fillman	2017	Putnam Management	Portfolio Manager, Analyst
		2013–Present

		BlackRock Investment	Vice President, Equity Research
		Management	Analyst
		2011–2013

Elizabeth McGuire	2017	Putnam Management	Portfolio Manager, Analyst
		2014–Present

		Clarion Healthcare, LLC	Consultant
		2010–2013

William Rives	2017	Putnam Management	Portfolio Manager, Analyst
		2012–Present	Previously, Equity Associate

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.